Offerings	Feb. 11, 2026 USD ($) shares Rate
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	10,821,493
Proposed Maximum Offering Price per Unit	20.45
Maximum Aggregate Offering Price	$ 221,299,531.85
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 30,562
Offering Note
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Unity Software Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

(2)    Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $20.45, the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 11, 2026.

(3)    Represents additional shares of common stock available for issuance as a result of the annual evergreen increase on January 1, 2026 under the Registrant’s 2020 Equity Incentive Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	6,668,947
Proposed Maximum Offering Price per Unit	20.45
Maximum Aggregate Offering Price	$ 136,379,966.15
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 18,835
Offering Note
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Unity Software Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

(2)    Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $20.45, the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 11, 2026.

(4)    Represents additional shares of common stock available for issuance as a result of previous annual evergreen increases under the Unity Software Inc. ironSource Share Incentive Plan.